LONG-TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 11:-	LONG-TERM LOANS FROM BANKS

a.	Composition:

	Interest rate		December 31,
	2014	2013	2014	2013
	%

In, or linked to Dollars (see c below )	3.71	3.71	$2,000	$2,600
In NIS - variable interest	Prime+ 0.95 -1.4	Prime+ 0.95 -1.4	11,158	9,835
In NIS	5.45-7.39	5.45-7.39	5,198	4,171
In other currencies	17	-	84	-

			18,440	16,606
Less - current maturities			6,394	7,306

			$12,046	$9,301

b.	As of December 31, 2014, the aggregate annual maturities of the long-term loans are as follows:

2015 (current maturities)	$6,394
2016	5,636
2017	3,662
2018	2,748

$18,440

c.
In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired the activities and assets of Cellocator Ltd. ("Cellocator") and the acquisition of Pointer Brazil (see note 1g) and utilize of credit facilities, the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $ 20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2010 and thereafter.

3.
The ratio of Pointer Telocation Ltd.'s debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 4.2 in 2013-2014, 3.5 in 2015, 3 in 2016 and 2.5 in 2017 and thereafter.

As of December 31, 2014 the Company is in compliance with the financial covenants of its bank loans.

d.	Under the credit facility (in respect of the loans denominated in NIS) from the bank, Shagrir is required to meet financial covenants.
The financial covenants are:

1.	The ratio of the debt to the bank to the annual EBITDA will not exceed 5.5.

2.	The ratio of the annual EBITDA to the current maturities (the loan principal plus interest) of long-term loans from the bank will not be less than 1, at any time.

3.	The shareholders' equity, including loans from shareholders, will not be less than NIS 50 million, at any time

4.	Shagrir shall not declare any distribution of dividends without the prior written consent of the bank.

As of December 31, 2014, Shagrir is in compliance with the financial covenants of its credit facility.